Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets and goodwill	€ 30,600	€ 31,778
Property, plant and equipment	210,475	197,941
Right-of-use assets	42,688	43,761
Other assets	1,697	1,666
Deferred tax assets	1,296	1,297
Total non-current assets	286,756	276,443
Current assets
Assets held for sale	10,210	10,467
Inventories	24,678	23,989
Trade receivables	3,379	6,295
Contract assets	2,464	2,707
Other financial assets	3,069	4,487
Prepaid expenses and other assets	25,597	40,287
Cash and cash equivalents	617,519	495,797
Total current assets	686,916	584,029
Total assets	973,672	860,472
Equity
Issued capital	26,862	23,400
Capital reserve	2,050,235	1,817,287
Treasury Shares	(344)	(1,481)
Accumulated deficit	(1,363,234)	(1,305,814)
Other comprehensive income	(120)	(139)
Total equity	713,399	533,253
Non-current liabilities
Lease liabilities	36,087	37,106
Contract liabilities	72,549	72,549
Provisions	61,320	61,320
Other liabilities	19	19
Total non-current liabilities	169,975	170,994
Current liabilities
Lease liabilities	5,058	4,980
Trade and other payables	14,973	73,463
Provisions	1,334	1,922
Other liabilities	37,715	40,491
Income taxes payable	607	610
Contract liabilities	30,611	34,759
Total current liabilities	90,298	156,225
Total liabilities	260,273	327,219
Total equity and liabilities	€ 973,672	€ 860,472